Hedging Activities and Fair Value Measurements, Fair Value Measurements (Q3) (Details) - Recurring [Member] - USD ($) $ in Thousands		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Financial Assets [Abstract]
Foreign currency forwards	[1]	$ 800		$ 884		$ 3,348
Trading securities held in deferred compensation plan	[2]	5,300		4,207		3,748
Total		6,100		31,919		30,238
Financial Liabilities [Abstract]
Interest rate swaps		57,700	[3]	63,482	[4]	61,672	[4]
Deferred compensation plan	[2]	5,300		4,207		3,748
Total		63,000		67,841		66,246
Level 1 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0		0		0
Trading securities held in deferred compensation plan	[2]	5,300		4,207		3,748
Total		5,300		4,207		3,748
Financial Liabilities [Abstract]
Interest rate swaps		0	[3]	0	[4]	0	[4]
Deferred compensation plan	[2]	5,300		4,207		3,748
Total		5,300		4,207		3,748
Level 2 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	800		884		3,348
Trading securities held in deferred compensation plan	[2]	0		0		0
Total		800		27,712		26,490
Financial Liabilities [Abstract]
Interest rate swaps		57,700	[3]	63,482	[4]	61,672	[4]
Deferred compensation plan	[2]	0		0		0
Total		57,700		63,634		62,498
Level 3 [Member]
Financial Assets [Abstract]
Foreign currency forwards	[1]	0		0		0
Trading securities held in deferred compensation plan	[2]	0		0		0
Total		0		0		0
Financial Liabilities [Abstract]
Interest rate swaps		0	[3]	0	[4]	0	[4]
Deferred compensation plan	[2]	0		0		0
Total		$ 0		$ 0		$ 0

[1]	Based on calculations that use readily observable market parameters as their basis, such as spot and forward rates.
[2]	Based on the quoted price of publicly traded mutual funds which are classified as trading securities and accounted for using the mark-to-market method.
[3]	Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of September 30, 2017. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.
[4]	Measured as the present value of all expected future cash flows based on the LIBOR-based swap yield curves as of December 31, 2016 and 2015, respectively. The present value calculation uses discount rates that have been adjusted to reflect the credit quality of the Company and its counterparties.